Note 19 - Equity Incentive Plan - Schedule of Weighted-average Black-Scholes Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected dividends	1.56%	1.60%	1.22%
Expected term (in years) (Year)	7 years 4 months 17 days	7 years 1 month 20 days	9 years 4 months 6 days
Expected stock price volatility	31.00%	25.00%	24.00%
Risk-free rate	0.52%	1.90%	2.83%